Commitments and Contingencies Warranty and Extended Warranty (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Product Warranty Liability [Line Items]
Product Warranty Accrual, Current	$ 812
Deferred revenue extended warranties, current	4,414
Product Warranty Accrual, Noncurrent	239
Deferred revenue extended warranties, noncurrent	1,018
Warranty Reserves [Member]
Product Warranty Liability [Line Items]
Liability, period start	1,029	$ 1,437
Product warranty, liabilities assumed from acquisition		20
Standard and Extended Product Warranty Accrual, Decrease for Payments	(54)	(224)
Standard and Extended Product Warranty Accrual, Increase for Warranties Issued	634	398
Standard and Extended Product Warranty Accrual, Increase (Decrease) for Preexisting Warranties	(558)	(602)
Liability, period end	1,051	1,029
Deferred revenue [Member]
Product Warranty Liability [Line Items]
Deferred Revenue, period start	7,043	8,948
Product warranty, liabilities assumed from acquisition		0
Standard and Extended Product Warranty Accrual, Decrease for Payments	(7,040)	(8,952)
Standard and Extended Product Warranty Accrual, Increase for Warranties Issued	5,429	7,047
Standard and Extended Product Warranty Accrual, Increase (Decrease) for Preexisting Warranties	0	0
Deferred Revenue, period end	$ 5,432	$ 7,043